OTHER NON-CURRENT LIABILITIES (Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Reconciliation of changes in other provisions [abstract]
Balance, beginning of fiscal year	$ 10,541	$ 11,080
Changes in estimates made during the fiscal year	1,173	(970)
Accretion of interest	491	431
Additions through business acquisitions	643	0
Balance, end of fiscal year	$ 12,848	$ 10,541
Expected timing of outflows, other provisions	8 years